NET INCOME PER SHARE	12 Months Ended
Feb. 28, 2018
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
18.	NET INCOME PER SHARE

	For the year ended	For the year ended	For the year ended
	February 29,	February 28,	February 28,
	2016	2017	2018

Numerator:
Net income attributable to TAL Education Group's shareholders	$102,878,518	$116,880,012	$198,439,936
Eliminate the dilutive effect of interest expense of the bond payable	7,499,323	7,539,778	2,464,804
Numerator for diluted net income per share	$110,377,841	$124,419,790	$200,904,740
Denominator:
Weighted average shares outstanding
Basic	160,109,169	162,548,494	174,979,574
Effect of dilutive securities:
Dilutive effect of non-vested shares and options (i)	5,447,276	8,467,663	11,084,069
Dilutive effect of the bond payable	17,499,810	17,492,262	8,267,662
Denominator for diluted net income per share	183,056,255	188,508,419	194,331,305
Net income per common share attributable to TAL Education Group's shareholders-basic (ii)	$0.64	$0.72	$1.13
Net income per common share attributable to TAL Education Group's shareholders-diluted	$0.60	$0.66	$1.03

(i)
For the years ended February 29, 2016, February 28, 2017 and February 28, 2018, 1,421,576, 1,814,724 and 381,426 non-vested shares and share options were excluded from the calculation, respectively, as their effect was anti-dilutive.

(ii)
The Company's common shares are divided into Class A and Class B common shares. Holders of Class A and Class B common shares have the same dividend rights. Therefore, the Company does not present earnings per share for each separate class.